SHARE BASED COMPENSATION	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION [Text Block]

12. SHARE BASED COMPENSATION

The Company's 2022 Incentive Compensation Plan (the "2022 Plan") and its previous "'rolling" stock option plan (the "Prior Plan") are described in the Company's 2023 Form 10-K.

OPTIONS

Stock options granted under the Prior Plan are non-transferable and non-assignable and may be granted for a term not exceeding five years. Under the 2022 Plan, stock options may be granted with a term of up to ten years and in the case of all stock options, the exercise price may not be less than 100% of the fair market value of a Common Share on the date the award is granted. Stock option vesting terms are subject to the discretion of the Compensation Committee of the Company's Board of Directors. Common shares are newly issued from available authorized shares upon exercise of awards. The Company no longer makes new grants of stock options under the Prior Plan.

Information relating to share options outstanding and exercisable as at March 31, 2024 and December 31, 2023 is as follows:

	Options Outstanding
	Number of options (in thousands)	Weighted average exercise	Weighted average remaining life (years)	Aggregate intrinsic value
Outstanding balance, December 31, 2023	49	$27.04	2.8	$-
Forfeited	(11)	$44.03	2.0	-
Outstanding balance, March 31, 2024	38	$22.25	2.7	$-
Exercisable balance, March 31, 2024	38	$22.25	2.7	$-

The total expense related to the options granted in the three months ended March 31, 2024 was less than $0.1 million (2023 total expense - $0.1 million). This expense is included in the share-based compensation line on the unaudited condensed interim consolidated statements of loss and comprehensive loss. Generally, the options granted in 2023 vest one to two years following the date of grant provided that the recipient is still employed or engaged by the Company.

At March 31, 2024 the total remaining stock option cost for nonvested awards is $nil.

RESTRICTED STOCK AWARDS

Restricted stock is a grant of common shares which may not be sold or disposed of, and which is subject to such risks of forfeiture and other restrictions as the Committee, in its discretion, may impose. A participant granted restricted stock generally has all of the rights of a shareholder of the Company, unless otherwise determined by the Committee. Subject to certain exceptions, the vesting of restricted stock awards is subject to the holder's continued employment or engagement through the applicable vesting date. Unvested restricted stock awards will be forfeited if the holder's employment or engagement ceases during the vesting period and may, in certain circumstances, be accelerated. The Company values restricted stock awards based on the closing share price of the Company's common shares as of the date of grant. The fair value of the restricted stock award is recorded as expense over the vesting period.

Information relating to restricted stock awards outstanding as at March 31, 2024 and December 31, 2023:

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands
Balance, December 31, 2023	391	$1.41
Vested	(363)	(0.76)
Cancelled	(4)	(6.90)
Balance, March 31, 2024	24	$10.24

The total expense related to the restricted stock awards in the three months ended March 31, 2024 was less than $0.1 million ($0.5 million in the three months ended March 31, 2023). This expense is included in the share based compensation line on the unaudited condensed interim consolidated statements of loss and comprehensive loss.

The outstanding restricted stock awards vest over the next two years provided the award holder is still employed or engaged by the Company. As of March 31, 2024, the Company had $0.1 million of unrecognized compensation expense related to restricted stock awards which will be recognized over the next two years.

16. SHARE BASED COMPENSATION

The Company adopted the Flora Growth Corp. 2022 Incentive Compensation Plan (the "2022 Plan") to attract, retain and motivate independent directors, executives, key employees and consultants. The 2022 Plan was approved by the Company's shareholders on July 5, 2022, and reserves an aggregate of 300,000 of the Company's common shares for issuance in connection with Awards (as defined in the 2022 Plan) granted under the 2022 Plan. The 2022 Plan was amended on June 6, 2023, with approval from the Company's shareholders, to increase the shares available under the 2022 Plan from 300,000 to 950,000. Previously, the Company's shareholders had adopted a "rolling" stock option plan (the "Prior Plan") which authorized the Company to grant stock options constituting up to 10% of the Company's issued and outstanding common shares at the time of each option grant. Since the adoption of the 2022 Plan, no further grants have been made or will be made under the Prior Plan; however, any currently outstanding stock options granted prior to July 5, 2022 will remain in effect until they have been exercised or terminated or have expired in accordance with the terms of the Prior Plan. Under the 2022 Plan, the Compensation Committee of our Board of Directors (the "Committee") may grant a variety of awards including stock options, stock appreciation rights ("SAR"s), restricted stock, restricted stock units, dividend equivalents and other stock-based awards.

On December 15, 2023, the Company proposed to grant, upon approval by a majority of shareholders at the Company’s next annual meeting, Clifford Starke, the current CEO of the Company, SARs valued at 12% of the total outstanding shares of the Company on the grant date, which vest in 12 tranches with each tranche representing 1% of the total outstanding shares of the Company. The exercise price of the SARs is the closing share price of the Company's shares on the grant date. The first tranche will vest upon the Company's share price increasing by 50% from the Company's closing share price on the grant date with each tranche thereafter requiring an additional 50% increase in share price to vest. The SARs expire 10 years from the grant date with a post-termination exercise period of one year.

On December 15, 2023, the Company proposed to grant, upon approval by a majority of shareholders at the Company’s next annual meeting, Dany Vaiman, the current CFO of the Company, SARs valued at 4% of the total outstanding shares of the Company on the grant date, which vest in 8 tranches with each tranche representing 0.5% of the total outstanding shares of the Company. The exercise price of the SARs is the closing share price on the grant date. The first tranche will vest upon the Company's share price increasing by 50% from the closing share price as of the grant date with each tranche thereafter requiring an additional 50% increase in share price to vest. The SARs expire 10 years from the grant date with a post-termination exercise period of one year.

All SARs proposed grants to Mr. Starke and Mr. Vaiman remain unexercisable, and subject to forfeiture, unless the Company's shareholders approve such SAR grant at the Company's annual shareholder meeting.

OPTIONS

Stock options granted under the Prior Plan are non-transferable and non-assignable and may be granted for a term not exceeding five years. Under the 2022 Plan, stock options may be granted with a term of up to ten years and in the case of all stock options, the exercise price may not be less than 100% of the fair market value of a Common Share on the date the award is granted. Stock option vesting terms are subject to the discretion of the Committee. Common shares are newly issued from available authorized shares upon exercise of awards.

Information relating to share options outstanding and exercisable as at December 31, 2023 and 2022 is as follows:

	Options Outstanding		Options Exercisable
	Number of options (in thousands)	Weighted average exercise price	Number of options (in thousands)	Weighted average exercise price
Balance, December 31, 2021	272	$39.06	272	$39.06
Granted	90	19.15	1	29.60
Exercised	(27)	3.00	(27)	3.00
Forfeited	(45)	52.44	(34)	54.39
Balance, December 31, 2022	290	34.17	212	41.19
Granted	5	7.00	14	17.43
Forfeited	(246)	35.05	(182)	42.31
Balance, December 31, 2023	49	$27.04	44	$29.30

Date of expiry	Options outstanding	Options exercisable	Exercise price	Grant date fair value vested	Remaining life in years
	Thousands	Thousands	$	Thousands of Dollars
June 28, 2024	17	17	$3.00	$13	0.5
July 15, 2025	4	4	45.00	83	1.5
December 23, 2025	8	8	45.00	230	2.0
September 25, 2026	2	2	138.00	205	2.7
December 16, 2026	6	6	40.80	185	3.0
January 17, 2027	3	3	34.00	63	3.0
January 26, 2027	1	1	29.60	25	3.1
March 17, 2033	5	-	7.00	26	9.2
July 5, 2033	3	3	13.40	31	9.5
	49	44	$27.04	$861	2.8

The fair value of stock options issued during the years ended December 31, 2023 and 2022 was determined at the time of issuance using the Black-Scholes option pricing model with the following weighted average inputs, assumptions and results:

	2023	2022
Risk-free annual interest rate	2.77%	2.85%
Current stock price	$6.90	$18.95
Expected annualized volatility	100%	100%
Expected life (years)	10	7
Expected annual dividend yield	0%	0%
Exercise price	$7.00	$19.16
Weighted average grant date fair value	$7.00	$19.16

The total benefit related to the options granted in the year ended December 31, 2023 was less than $0.1 million (2022 - $3.0 million expense). This (benefit) expense is included in the share based compensation line on the statement of comprehensive loss. Generally, the options granted in 2023 and 2022 vest one to two years following the date of grant provided that the recipient is still employed or engaged by the Company.

During the year ended December 31, 2023, 245,959 (2022 - 45,187) unexercised stock options expired following the termination of certain employees and were charged to deficit.

The intrinsic value of options exercised for the year ended December 31, 2023 was $nil ($0.8 million in 2022). The total fair value of options vested during the year ended December 31, 2023 was $0.1 million ($4.0 million in 2022).

For the years ended December 31, 2023 and 2022, there has been no recognized income tax benefits associated with stock options, and no amounts capitalized as part of the cost of an asset.

At December 31, 2023 the total remaining stock option cost for nonvested awards is expected to be less than $0.1 million over a weighted average future period of 0.2 years until the awards vest. A total of 5,000 options issued in 2023 will vest in 2024 provided if the award holder is still employed or engaged by the Company.

RESTRICTED STOCK AWARDS

Restricted stock is a grant of common shares which may not be sold or disposed of, and which is subject to such risks of forfeiture and other restrictions as the Committee, in its discretion, may impose. A participant granted restricted stock generally has all of the rights of a shareholder of the Company, unless otherwise determined by the Committee. Subject to certain exceptions, the vesting of restricted stock awards is subject to the holder’s continued employment or engagement through the applicable vesting date. Unvested restricted stock awards will be forfeited if the holder’s employment or engagement ceases during the vesting period and may, in certain circumstances, be accelerated. The Company values restricted stock awards based on the closing share price of the Company’s common shares as of the date of grant. The fair value of the restricted stock award is recorded as expense over the vesting period.

Information relating to restricted stock awards outstanding as at December 31, 2023 and December 31, 2022:

	Number of restricted stock awards	Weighted average grant date fair value
	Thousands	$
Balance, December 31, 2021	-	-
Granted	147	13.64
Vested	(1)	14.62
Balance, December 31, 2022	146	13.64
Granted	838	1.44
Cancelled	(174)	(8.92)
Vested	(419)	(2.66)
Balance, December 31, 2023	391	1.41

The total expense related to the restricted stock awards in the year ended December 31, 2023 was $1.1 million (2022 - $0.4 million). This expense is included in the share based compensation line on the consolidated statements of loss and comprehensive loss. For the years ended December 31, 2023 and 2022, there has been no recognized income tax benefits associated with restricted stock awards.

The Company issued 363,617 restricted stock awards that vested immediately on November 15, 2023 at a total fair value of $0.3 million. The Company issued 1,000 restricted stock awards that vested immediately on September 28, 2022 at a total fair value of less than $0.1 million. The remaining restricted stock awards issued in 2023 and 2022 vest over the next three years provided the award holder is still employed or engaged by the Company. As of December 31, 2023, the Company had $0.1 million of unrecognized compensation expense related to restricted stock awards which will be recognized over the next three years.

A total of 174,304 restricted stock awards expired or were forfeited in the year ended December 31, 2023 (2022 - $nil).